Property and equipment	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

	December 31, 2021	June 30, 2021
Lab equipment	$1,059	$592
Software	1,611	1,534
Office equipment	121	84
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	33	—
Total	3,435	2,821
Less accumulated depreciation and amortization	(555)	(331)
	$2,880	$2,490

Depreciation expense was $0.1 million and $0.2 million for the three and six months ended December 31, 2021, respectively. Depreciation expense was $52,000 and $82,000 for the three and six months ended December 31, 2020, respectively.

As of December 31, 2021 and June 30, 2021, there was $1.2 million and $1.3 million, respectively, of unamortized capitalized software development costs. Amortization expense related to capitalized software development costs was $24,000 and $0.1 million for the three and six months ended December 31, 2021. Amortization expense related to capitalized software development costs was $23,000 and $23,000 for the three and six months ended December 31, 2020.

As of December 31, 2021, the expected amortization expense for software for the next five years and thereafter is as follows:

2022 (remaining six months)	$67
2023	134
2024	134
2025	134
2026	134
Thereafter	582
$1,185